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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: ____________________

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanderson Asset Management Limited
Address:  Heathcoat House
          20 Savile Row, 6th Floor
          London W1S 3PR, United Kingdom

Form 13F File Number: 28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Richard Cawdron
Title:    Director
Phone:    001-312-262-0390

Signature, Place, and Date of Signing:

   /s/ Richard Cawdron      London, United Kingdom           1/9/2013
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       1
Form 13F Information Table Value Total:    159,909
                                         ------------
                                         (thousands)

List of Other Included Managers: NONE

                          FORM 13F INFORMATION TABLE

   Column 1       Column 2     Column 3   Column 4      Column 5        Column 6    Column 7        Column 8
--------------- -------------- ---------- -------- ------------------   ----------  --------  ---------------------
                                                                                                VOTING AUTHORITY
   NAME OF        TITLE OF                 VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER    ---------------------
   ISSUER           CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------- -------------- ---------- -------- --------- ---  ----  ----------  --------  --------- ------ ----
TAIWAN
 SEMICONDUCTOR
 MFG LTD        Sponsored ADR  874039100   159,909 9,318,679 SH           SOLE                9,318,679      0    0